UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Jun 30, 2012.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     Jul 17, 2012


                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       74
Form 13F Information Table Value Total:	      576,469,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Apple Computer Inc              037833100      39,214    67,147   Sole   None
Novo-Nordisk                    670100205      24,973   171,825   Sole   None
PepsiCo, Inc.                   713448108      21,574   305,317   Sole   None
Oracle Corporation              38389x105      20,733   698,066   Sole   None
Berkshire Hathaway      B       084670207      20,408   244,908   Sole   None
United Technologies             913017109      19,742   261,383   Sole   None
Ecolab Inc.                     278865100      18,480   269,668   Sole   None
Google Inc                      38259P508      18,066    31,145   Sole   None
Visa                            92826C839      17,938   145,092	  Sole   None
Dollar Tree Stores              256746108      17,524   325,720   Sole   None
ConocoPhillips                  20825C104      16,614   297,317   Sole   None
LKQ Corp                        501889208      15,579   466,926   Sole   None
Wells Fargo & Co.               949746101      15,322   458,186   Sole   None
Devon Energy Corp New           25179M103      14,819   255,544   Sole   None
McCormick                       579780206      14,497   239,032   Sole   None
Lincoln Elec Hldgs Inc          533900106      14,295   326,454   Sole   None
Mastercard Inc.                 57636Q104      14,097    32,776   Sole   None
3M Company                      88579Y101      14,070   157,032   Sole   None
Amphenol Corp			032095101      14,046   255,756   Sole   None
Express Scripts                 30219G108      13,939   249,663   Sole   None
Ace Ltd                         H0023R105      13,903   187,547   Sole   None
Advance Auto Parts              00751Y106      12,863   188,553   Sole   None
Qualcomm Inc.                   747525103      12,821   230,255   Sole   None
Diamond Offshore                25271C102      12,781   216,144   Sole   None
Norfolk Southern Corp           655844108      12,483   173,933   Sole   None
Teva Pharmaceutical Inds	881624209      14,433   315,326   Sole	 None
Cognizant Tech Solutions        192446102      11,749   195,819   Sole   None
Adobe Systems                   00724F101      11,696   361,323   Sole   None
Darden Restaurants Inc.         237194105      11,636   229,827   Sole   None
Becton Dickinson & Co           075887109      11,559   154,631   Sole   None
Wal-Mart Stores Inc		931142103      11,434   163,994   Sole	 None
Tupperware Brands Corp          899896104      11,429   208,703   Sole   None
Emerson Electric                291011104      10,705   229,811   Sole   None
Freeport McMoran Copper         35671D857       9,812   288,002   Sole   None
Nike Inc.                       654106103       9,501   108,233   Sole   None
Phillips 66                     718546104       4,404   132,480   Sole   None
Berkshire Hathaway      A       084670108       3,374        27   Sole   None
Perrigo Company                 714290103       2,918    24,740   Sole   None
Middleby Corp.			596278101       1,946    19,539   Sole   None
CVS Caremark Corp               126650100       1,880    40,226   Sole   None
TJX Companies, Inc              872540109       1,732    40,348   Sole   None
Monro Muffler Brake             610236101       1,568    47,177   Sole   None
Intuit                          461202103       1,492    25,142   Sole   None
Dorman Products                 258278100       1,346    53,630   Sole   None
Caseys General Stores, Inc      147528103       1,235    20,934   Sole   None
Apache Corp			037411105	1,019	 11,594   Sole   None
Schlumberger Ltd                806857108       1,014    15,623   Sole   None
Walgreen Co                     931422109         856    28,967   Sole   None
Walt Disney Co.                 254687106         761    15,692   Sole   None
Southern Copper Corp            84265V105         748    23,746   Sole   None
Quality Systems                 747582104         696    25,301   Sole   None
Exxon Mobil Corp                30231g102         598     6,993   Sole   None
Verizon Communications          92343v104         489    10,993   Sole   None
iShares MSCI Emrg Mkt           464287234         481    12,290   Sole   None
Royal Dutch Shell Cl A          780259206         419     6,215   Sole   None
Market Vectors Agribusiness     57060U605         409     8,255   Sole   None
Chevron Corp New                166764100         406     3,851   Sole   None
AT&T                            00206R102         403    11,297   Sole   None
Kimberly-Clark                  494368103         314     3,750   Sole   None
Procter & Gamble Co             742718109         283     4,620   Sole   None
Ishare MSCI Brazil F            464286400         271     5,250   Sole   None
Deere & Co                      244199105         257     3,176   Sole   None
Johnson And Johnson Com         478160104         247     3,659   Sole   None
Noble Corporation               H5833N103         237     7,300   Sole   None
Royal Bank of Canada            780087102         233     4,540   Sole   None
Abbot Labs                      002824100         213     3,307   Sole   None
International Business Machine  459200101         210     1,072   Sole   None
Duke Energy Corp                26441C105         206     8,915   Sole   None
Coca Cola Co                    191216100         203     2,594   Sole   None
Kinder Morgan Energy Partners   494550106         202     2,565   Sole   None
JP Morgan Chase & Co            46625H100         201     5,631   Sole   None
Waste Management                94106L109         201     6,007   Sole   None
Bank of America                 060505104         185    22,674   Sole   None
Sandridge Energy Inc            80007P307          78    11,690   Sole   None

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